Derivative Financial Instruments (Narrative) (Detail) - JPY (¥) ¥ in Billions	6 Months Ended		12 Months Ended
	Sep. 30, 2021	Jun. 30, 2020	Mar. 31, 2021	Jun. 30, 2021
Cash Flow Hedge:
Notional amounts of derivatives	¥ 1,494,300.0		¥ 1,551,800.0
Credit Derivatives:
Credit derivative, purchased credit protection	70.0		66.0
Credit derivative, purchased credit protection, notional value	3,751.0		4,097.0
Credit Risk, Liquidity Risk and Credit-risk-related Contingent Features:
Derivative, net liability position, aggregate fair value	600.0		700.0
Collateral already posted, aggregate fair value	145.0		227.0
Additional collateral, aggregate fair value	56.0		63.0
Assets needed for immediate settlement, aggregate fair value	76.0		92.0
Interest rate contracts
Cash Flow Hedge:
Notional amounts of derivatives	¥ 1,254,200.0		¥ 1,308,400.0
MUAH
Cash Flow Hedge:
Cash flow hedge gain (loss) to be reclassified within twelve months		¥ 11.4
MUAH | Cash Flow Hedging | Weighted Average
Cash Flow Hedge:
Remaining life of the active cash flow hedges, in years		2 years 4 months 24 days
MUAH | Cash Flow Hedging | Interest rate contracts | Interest rates from variable rate loans
Cash Flow Hedge:
Notional amounts of derivatives				¥ 1,105.8